Investment Strategy - Innovator Deepwater Frontier Tech ETF	Oct. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in the equity securities of companies it considers to be on the frontier of the development of new technologies (“Frontier Tech Companies”). Deepwater Asset Management, LLC (“Deepwater”) and Penserra Capital Management LLC (“Penserra” and, collectively with Deepwater, the “Sub-Advisers”) each serve as an investment sub-adviser to the Fund. Deepwater selects the securities for inclusion in the Fund and Penserra is responsible for implementing the Fund’s investment program by, among other things, trading portfolio securities and performing related services, rebalancing the Fund’s portfolio and providing cash management services. Innovator Capital Management, LLC (“Innovator” or the “Adviser”), serves as the Fund’s investment adviser.

In pursuing the Fund’s investment objective, Deepwater references for investment Frontier Tech Companies included in the Deepwater Frontier Tech Index (the “Reference Index”), a rules-based stock index owned, developed and maintained by Deepwater. The Reference Index identifies Frontier Tech Companies with the following themes:

•   Artificial Intelligence.    Companies that provide or are developing software services that seek to automate industrial, knowledge work, and consumer processes. These services may directly automate specific processes or provide semi-automated tools as an intermediate step to full automation.

•   Autonomous and Electric Vehicles.    Companies that provide or are developing hardware and/or software used in the development of self-driving or unmanned aerial vehicles, or other autonomous vehicles that operate on land, air or sea. The category also includes electrification, energy storage, and other companies relevant to the evolution of energy.

•   Fintech.    Companies involved in creating transformative experiences involving the use of money. This theme may include companies that enable complex commerce transactions, innovative retail experiences, new credit products, and alternative currencies.

•   Robotics.    Companies that create or are developing robotics and related products and services for industrial, collaborative, agricultural, medical and/or consumer-related automation. This includes companies that provide hardware and software related to enabling perception (vision and sound), which could include sensors, laser arrays, semiconductors, among others.

•   Virtual/Augmented Reality.    Companies that provide or are developing hardware and/or software for delivering immersive virtual reality experiences or for delivering experiences that enhance the physical world with a digital overlay, including gaming companies.

A company is eligible for inclusion in the Reference Index if it derives 50% of its revenue from one of the identified themes detailed above or if it meets two of the following three criteria: (i) the company currently derives at least 25% of revenue from some combination of the identified themes; (ii) the company’s revenue related to one or more identified themes grew by more than 25% year-over-year in the most recent calendar year; or (iii) the company’s operating expenditures related to one or more identified themes grew by more than 25% year-over-year in the most recent calendar year. For additional information on the Reference Index, see “Additional Information About the Fund’s Principal Investment Strategies–The Reference Index”.

Deepwater will assess the universe of eligible constituents from the Reference Index for near and long-term prospects relative to its frontier technology development. Portfolio weightings are actively monitored and adjusted in accordance with the portfolio manager’s review of these technology developments, revenue growth potential and expectations to have an outsized influence on the future of technology. The Fund’s portfolio managers may include a security that is not currently a Reference Index constituent if, in the view of the Fund’s portfolio managers, such company has potential of long-term frontier technology revenue growth. The Fund’s portfolio managers expect that the Fund will invest in approximately 30 securities.

The Fund will invest in equity securities, which will include direct investments in U.S. and non-U.S. listed common stocks and depositary receipts, of certain of the components that comprise the Reference Index. The Fund may invest in small, mid or large capitalization issuers operating in developing or emerging markets. The Fund may also purchase equity securities of non-U.S. companies that utilize American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Additionally, the Fund may invest in certain Chinese companies through a structure known as a variable interest entity (“VIE”), which is designed to provide foreign investors, such as the Fund, with exposure to Chinese companies in sectors in which foreign investment is otherwise not permitted. Under this structure, a Chinese operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands, which is then listed on a foreign exchange. The shell company has exposure to the VIE through contractual arrangements rather than any direct equity ownership. For a discussion of risks associated with VIEs, see “Principal Risks” below.

The Fund is classified as a “diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent the Reference Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. As of the date of this prospectus, the Fund had significant exposure to the information technology sector.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed ETF that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in the equity securities of companies it considers to be on the frontier of the